PREPAID LAND LEASES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Prepaid Land and Leases [Line Items]
Amortization of Deferred Leasing Fees	$ 157,504	$ 171,204	$ 134,479
Prepaid Land Leases Total	2,118,147	0
Pledged Assets, Not Separately Reported, Real Estate	5,297,220	5,291,525
Mortgaged Long Term Bank Loans	$ 5,506,517	$ 0